Share-Based Payments - Summary of Fair Value of Share Options Granted (Details)	12 Months Ended
Jun. 30, 2023 $ / shares
LTIP - Director FY2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.625
Grant date share price	0.420
Fair value per option US	$ 0.150
Expected volatility	58.00%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	2.04%
Model used	Binomial
LTIP - Employees FY2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.920
Grant date share price	0.340
Fair value per option US	$ 0.260
Expected volatility	66.00%
Option life	5 years
Dividend yield	0.00%
Risk free interest rate	2.09%
Model used	Binomial
LTIP - Employees FY2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.608
Grant date share price	0.480
Fair value per option US	$ 0.180
Expected volatility	57.00%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	2.04%
Model used	Binomial
LTIP - Employees FY2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.948
Grant date share price	0.955
Fair value per option US	$ 0.526
Expected volatility	74.78%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	0.25%
Model used	Binomial
LTIP - Employees FY2022 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date share price	$ 0.955
Fair value per option US	$ 0.955
Option life	10 years
Dividend yield	0.00%
Model used	Binomial
LTIP - Employees FY2022 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 1.460
Grant date share price	0.901
Fair value per option US	$ 0.553
Expected volatility	75.00%
Option life	6 years 6 months
Dividend yield	0.00%
Risk free interest rate	3.40%
Model used	Binomial
NED Plan FY2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.945
Grant date share price	0.955
Fair value per option US	$ 0.526
Expected volatility	74.78%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	0.25%
Model used	Binomial
NED Plan FY2022 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.755
Grant date share price	0.741
Fair value per option US	$ 0.397
Expected volatility	75.00%
Option life	3 years 6 months
Dividend yield	0.00%
Risk free interest rate	2.70%
Model used	Binomial
LTIP - Employees FY2023 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.658
Grant date share price	0.672
Fair value per option US	$ 0.471
Expected volatility	75.00%
Option life	6 years 6 months
Dividend yield	0.00%
Risk free interest rate	3.60%
Model used	Binomial
LTIP - Employees FY2023 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date share price	$ 0.672
Fair value per option US	$ 0.672
Expected volatility	75.00%
Option life	10 years
Dividend yield	0.00%
Risk free interest rate	3.70%
Model used	Binomial
LTIP - Employees FY2023 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.644
Grant date share price	0.643
Fair value per option US	$ 0.459
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	3.30%
Model used	Binomial
NED Plan FY2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.360
Grant date share price	0.280
Fair value per option US	$ 0.140
Expected volatility	65.00%
Option life	5 years
Dividend yield	0.00%
Risk free interest rate	2.09%
Model used	Binomial
NED Plan FY2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.625
Grant date share price	0.420
Fair value per option US	$ 0.150
Expected volatility	58.00%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	2.04%
Model used	Binomial
NED Plan FY2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 2.160
Grant date share price	2.190
Fair value per option US	$ 1.240
Expected volatility	77.25%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	0.25%
Model used	Binomial
NED Plan FY2021 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 3.240
Grant date share price	2.190
Fair value per option US	$ 1.050
Expected volatility	77.25%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	0.25%
Model used	Binomial
NED Plan FY2021 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 1.560
Grant date share price	1.560
Fair value per option US	$ 0.880
Expected volatility	77.01%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	0.25%
Model used	Binomial
LTIP - Employee 2022 | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 7.625
Grant date share price	7.240
Fair value per option US	$ 4.970
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	1.40%
Model used	Binomial
LTIP - Employee 2022 Two | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 7.515
Grant date share price	7.500
Fair value per option US	$ 5.228
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	1.70%
Model used	Binomial
LTIP - Employee 2022 Three | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 6.009
Grant date share price	5.925
Fair value per option US	$ 4.116
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	1.70%
Model used	Binomial
LTIP - Employee 2022 Four | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 6.090
Grant date share price	5.915
Fair value per option US	$ 4.171
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	2.90%
Model used	Binomial
LTIP - Employee 2022 Five | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 7.116
Grant date share price	7.000
Fair value per option US	$ 4.953
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	2.90%
Model used	Binomial
LTIP - Employee 2022 Six | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 7.445
Grant date share price	7.309
Fair value per option US	$ 5.175
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	3.00%
Model used	Binomial
LTIP - Employee 2022 Seven | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 5.522
Grant date share price	5.500
Fair value per option US	$ 3.886
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	3.40%
Model used	Binomial
LTIP - Employee 2023 | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 6.350
Grant date share price	6.600
Fair value per option US	$ 4.718
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	2.90%
Model used	Binomial
LTIP - Employee 2023 Two | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 4.850
Grant date share price	4.810
Fair value per option US	$ 3.479
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	4.30%
Model used	Binomial
LTIP - Employee 2023 Three | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 5.170
Grant date share price	4.850
Fair value per option US	$ 3.457
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	4.10%
Model used	Binomial
LTIP - Employee 2023 Four | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 4.929
Grant date share price	4.959
Fair value per option US	$ 3.560
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	3.60%
Model used	Binomial
LTIP - Employee 2023 Five | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 5.238
Grant date share price	5.450
Fair value per option US	$ 3.935
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	3.50%
Model used	Binomial
LTIP - Employee 2023 Six | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 5.150
Grant date share price	5.030
Fair value per option US	$ 3.602
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	3.80%
Model used	Binomial
LTIP - Employee 2023 Seven | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 3.545
Grant date share price	3.360
Fair value per option US	$ 2.384
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	3.60%
Model used	Binomial
Non Executive Director and Employee Share Option Plans | LTIP - Director FY2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	November 29, 2018
Grant date fair value	$ 0.150
Exercise price	$ 0.625
Expiry date	Nov. 29, 2022
Vesting date	Nov. 29, 2019
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	August 23, 2017
Grant date fair value	$ 0.260
Exercise price	$ 0.920
Expiry date	Jan. 01, 2023
Vesting date	Jun. 30, 2018
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	April 3, 2019
Grant date fair value	$ 0.180
Exercise price	$ 0.608
Expiry date	Apr. 03, 2023
Vesting date	Apr. 03, 2021
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.955
Exercise price	$ 0.000
Expiry date	Oct. 18, 2031
Vesting date	Oct. 19, 2021
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Seven
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.240
Exercise price	$ 2.160
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2022
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.955
Exercise price	$ 0.000
Expiry date	Oct. 18, 2031
Vesting date	Oct. 19, 2022
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Eight
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.240
Exercise price	$ 2.160
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2023
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.955
Exercise price	$ 0.000
Expiry date	Oct. 18, 2031
Vesting date	Oct. 19, 2023
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Nine
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	January 19, 2021
Grant date fair value	$ 0.880
Exercise price	$ 1.560
Expiry date	Jan. 18, 2025
Vesting date	Jan. 19, 2021
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.955
Exercise price	$ 0.000
Expiry date	Oct. 18, 2031
Vesting date	Jan. 31, 2023
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Ten
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	January 19, 2021
Grant date fair value	$ 0.880
Exercise price	$ 1.560
Expiry date	Jan. 18, 2025
Vesting date	Jan. 19, 2022
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.955
Exercise price	$ 0.000
Expiry date	Oct. 18, 2031
Vesting date	Nov. 30, 2022
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Eleven
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	January 19, 2021
Grant date fair value	$ 0.880
Exercise price	$ 1.560
Expiry date	Jan. 18, 2025
Vesting date	Jan. 19, 2023
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.955
Exercise price	$ 0.000
Expiry date	Oct. 18, 2031
Vesting date	Apr. 30, 2023
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Twelve
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	January 19, 2021
Grant date fair value	$ 0.880
Exercise price	$ 1.560
Expiry date	Jan. 18, 2025
Vesting date	Jan. 19, 2024
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Seven
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.955
Exercise price	$ 0.000
Expiry date	Oct. 18, 2031
Vesting date	Apr. 30, 2023
Non Executive Director and Employee Share Option Plans | NED Plan FY2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.526
Exercise price	$ 0.948
Expiry date	Oct. 18, 2025
Vesting date	Oct. 19, 2021
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Eight
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.955
Exercise price	$ 0.000
Expiry date	Oct. 18, 2031
Vesting date	Sep. 30, 2024
Non Executive Director and Employee Share Option Plans | NED Plan FY2022 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.526
Exercise price	$ 0.948
Expiry date	Oct. 18, 2025
Vesting date	Oct. 19, 2022
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Nine
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.526
Exercise price	$ 0.948
Expiry date	Oct. 18, 2025
Vesting date	Oct. 19, 2021
Non Executive Director and Employee Share Option Plans | NED Plan FY2022 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.526
Exercise price	$ 0.948
Expiry date	Oct. 18, 2025
Vesting date	Oct. 19, 2023
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Ten
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.526
Exercise price	$ 0.948
Expiry date	Oct. 18, 2025
Vesting date	Oct. 19, 2022
Non Executive Director and Employee Share Option Plans | NED Plan FY2022 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.526
Exercise price	$ 0.948
Expiry date	Oct. 18, 2025
Vesting date	Oct. 19, 2024
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Eleven
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.526
Exercise price	$ 0.948
Expiry date	Oct. 18, 2025
Vesting date	Oct. 19, 2023
Non Executive Director and Employee Share Option Plans | NED Plan FY2022 Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	April 21, 2022
Grant date fair value	$ 0.397
Exercise price	$ 0.755
Expiry date	Apr. 20, 2026
Vesting date	Apr. 21, 2022
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Twelve
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.526
Exercise price	$ 0.948
Expiry date	Oct. 18, 2025
Vesting date	Oct. 19, 2024
Non Executive Director and Employee Share Option Plans | NED Plan FY2022 Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	April 21, 2022
Grant date fair value	$ 0.397
Exercise price	$ 0.755
Expiry date	Apr. 20, 2026
Vesting date	Apr. 21, 2023
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Thirteen
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	June 6, 2022
Grant date fair value	$ 0.553
Exercise price	$ 1.460
Expiry date	Jun. 05, 2032
Vesting date	Jun. 06, 2022
Non Executive Director and Employee Share Option Plans | NED Plan FY2022 Seven
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	April 21, 2022
Grant date fair value	$ 0.397
Exercise price	$ 0.755
Expiry date	Apr. 20, 2026
Vesting date	Apr. 21, 2024
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Fourteen
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	June 6, 2022
Grant date fair value	$ 0.553
Exercise price	$ 1.460
Expiry date	Jun. 05, 2032
Vesting date	Jun. 06, 2023
Non Executive Director and Employee Share Option Plans | NED Plan FY2022 Eight
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	April 21, 2022
Grant date fair value	$ 0.397
Exercise price	$ 0.755
Expiry date	Apr. 20, 2026
Vesting date	Apr. 21, 2025
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Fifteen
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	June 6, 2022
Expiry date	Jun. 05, 2032
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Sixteen
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	June 6, 2022
Grant date fair value	$ 0.553
Exercise price	$ 1.460
Expiry date	Jun. 05, 2032
Vesting date	Jun. 06, 2024
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2023 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	November 16, 2022
Grant date fair value	$ 0.471
Exercise price	$ 0.658
Expiry date	Nov. 16, 2032
Vesting date	Nov. 16, 2025
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2023 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	November 16, 2022
Grant date fair value	$ 0.672
Exercise price	$ 0.000
Expiry date	Nov. 16, 2032
Vesting date	Nov. 16, 2025
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2023 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	December 13, 2022
Grant date fair value	$ 0.459
Exercise price	$ 0.644
Expiry date	Dec. 13, 2032
Vesting date	Dec. 13, 2023
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2023 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	December 13, 2022
Grant date fair value	$ 0.459
Exercise price	$ 0.644
Expiry date	Dec. 13, 2032
Vesting date	Dec. 13, 2024
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2023 Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	December 13, 2022
Grant date fair value	$ 0.459
Exercise price	$ 0.644
Expiry date	Dec. 13, 2032
Vesting date	Dec. 13, 2025
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2023 Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	December 13, 2022
Grant date fair value	$ 0.459
Exercise price	$ 0.644
Expiry date	Dec. 13, 2032
Vesting date	Dec. 13, 2026
Non Executive Director and Employee Share Option Plans | NED Plan FY2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	March 7,2016
Grant date fair value	$ 0.140
Exercise price	$ 0.360
Expiry date	Mar. 07, 2021
Vesting date	Jun. 30, 2016
Non Executive Director and Employee Share Option Plans | NED Plan FY2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	November 29, 2018
Grant date fair value	$ 0.150
Exercise price	$ 0.625
Expiry date	Nov. 29, 2022
Vesting date	Nov. 29, 2019
Non Executive Director and Employee Share Option Plans | NED Plan FY2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.050
Exercise price	$ 3.240
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2020
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.050
Exercise price	$ 3.240
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2021
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.050
Exercise price	$ 3.240
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2022
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.050
Exercise price	$ 3.240
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2023
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.240
Exercise price	$ 2.160
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2020
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.240
Exercise price	$ 2.160
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2021